SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS
Net revenues	$ 83,926,614	$ 272,145,821	$ 441,505,231
Cost of revenues	(13,070,923)	(32,825,888)	(24,128,462)
Gross profit	70,855,691	239,319,933	417,376,769
Operating expenses:
General and administrative expenses	(11,907,809)	(17,815,839)	(15,017,499)
Research and development expenses	(15,523,180)	(34,433,316)	(29,669,615)
Sales and marketing expenses	(44,378,533)	(200,235,468)	(418,261,754)
Other operating income, net	2,441,559	4,453,462	(2,274,507)
Total operating expenses	(69,367,963)	(248,031,161)	(465,223,375)
(Loss) income from operations	1,487,728	(8,711,228)	(47,846,606)
Foreign exchange gains (income)	(93,145)	(219,642)	91,335
Loss before income taxes and equity in earnings of subsidiaries	586,289	(13,760,309)	(47,359,642)
Net (loss) income	515,014	(13,877,363)	(47,366,729)
Parent company | Reportable legal entities
STATEMENTS OF OPERATIONS
Cost of revenues		(304,356)	(276,085)
Gross profit		(304,356)	(276,085)
Operating expenses:
General and administrative expenses	(4,073,068)	(4,516,554)	(2,607,390)
Research and development expenses	(1,088,077)	(2,762,190)	(3,034,240)
Sales and marketing expenses	(50,198)	(103,324)	(212,381)
Other operating income, net	154,682	136,129	112,478
Total operating expenses	(5,056,661)	(7,245,939)	(5,741,533)
(Loss) income from operations	(5,056,661)	(7,550,295)	(6,017,618)
Interest expenses, net	(1,337,031)	(5,527,327)
Fair value change of derivatives	553,707	1,108,648
Foreign exchange gains (income)	(4)		3
Loss before income taxes and equity in earnings of subsidiaries	(5,839,989)	(11,968,974)	(6,017,615)
Net loss before equity in earnings of subsidiaries	(5,839,989)	(11,968,974)	(6,017,615)
Equity in (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	6,355,003	(1,908,389)	(41,349,114)
Net (loss) income	$ 515,014	$ (13,877,363)	$ (47,366,729)